Recall Gains (Details) (FDA final order and transition plan relating to Baxter Healthcare Corporation recall, USD $)	1 Months Ended	3 Months Ended		9 Months Ended
	Jul. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Jul. 13, 2010
FDA final order and transition plan relating to Baxter Healthcare Corporation recall
Recall gains
Cash refund for single channel pumps						$ 1,500
Cash refund for triple channel pumps						3,000
Period for providing a replacement pump	2 years
Total recalled gains, net of cost		$ 3,200,000	$ 5,600,000	$ 18,600,000	$ 9,500,000